Obligations under capital leases (Schedule of Obligations under Capital Leases) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
RMB Denominated Obligations
Fixed interest rate of 6.49% per annum as of December 31, 2013	16,877	20,000
Total	16,877	20,000